SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Sales returns allowance					$ 6,441	$ 721
Advance payments	$ 5,400,000	5,400,000	$ 5,400,000	$ 5,400,000	3,900,000
Advertising expense		5,880			6,315	1,304
Description of income tax examination likelihood percentage	greater than 50% likelihood
Interest and penalties	$ 0	0	0	0	0	0
Unrecognized uncertain tax positions	$ 0	0	$ 0	$ 0	0	0
Defined benefit plan contributions by employer		400,000			300,000	$ 300,000
Number of reportable segments			2	2
Description of concentration of credit risk	the Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately $74,360) if the bank with which an individual/a company hold its eligible deposit fails.
Cash and cash equivalents	$ 1,746,000	1,746,000	$ 1,746,000	$ 1,746,000	690,000
Restricted cash	$ 298,000	298,000	$ 298,000	$ 298,000	$ 297,000
Concentration of credit risk		$ 1,900,000